Exhibit 99.1

Harley-Davidson Motorcycle Trust 2007-3

$120,000,000 5.5942% Motorcycle Contract Backed Notes, Class A-1

$65,000,000 5.34% Motorcycle Contract Backed Notes, Class A-2a

$120,000,000 LIBOR+ 0.25% Motorcycle Contract Backed Notes, Class A-2b

$230,000,000 LIBOR+ 0.35% Motorcycle Contract Backed Notes, Class A-3

$174,660,000 5.52% Motorcycle Contract Backed Notes, Class A-4

$50,832,000 6.04% Motorcycle Contract Backed Notes, Class B

$21,508,000 6.91% Motorcycle Contract Backed Notes, Class C

Monthly Report

For the March 17, 2008 Distribution Date

Capitalized terms are defined in the Sale and Servicing Agreement dated as of August 15, 2007, as filed with the Securities Exchange Commission.

Beginning of Due Period	2/1/2008
End of Due Period	2/29/2008
Determination Date	3/6/2008
Record Date	3/14/2008
Distribution Date	3/17/2008
Interest Determination Date	2/13/2008
LIBOR as of Reset Date	3.12125%
Number of days in Interest Period (ACT/360 basis)	31
Number of days in Interest Period (30/360 basis)	30

	Number	Cut-Off		Initial
Purchases	of Contracts	Date	Closing Date	Pool Balance

Initial Contracts	50,520	8/12/2007	8/30/2007	782,000,294.05
Subsequent Contracts	N/A	N/A	N/A	N/A

Total	50,520			$782,000,294.05

I. POOL BALANCE CALCULATION

Principal Balance of Contracts at beginning of Due Period		$680,277,719.42
Pre-Funded Amount at beginning of Due Period		—

Purchase of Subsequent Contracts		—
Reduction of Pre-Funded Amount at end of Due Period		—
Mandatory Redemption amount		—

Monthly principal amounts

Principal collections on Contracts outstanding at end of Due Period	9,598,061.98
Principal collections on Contracts paid off in full during Due Period	6,867,103.10
Balance of Contracts liquidated during Due Period	2,705,998.79
Balance of Contracts purchased by Seller or Servicer during Due Period	—
Other adjustments	2,609.48
Mandatory Redemption amount	—

Aggregate Principal Balance Decline		19,173,773.35

Aggregate Principal Balance at end of Due Period		661,103,946.07

Pool factor		0.8454011

II. NOTE PRINCIPAL BALANCE CALCULATION:

	Class A-1	Class A-2a	Class A-2b	Class A-3	Class A-4	Class B	Class C	Total
Original Note Balance	$120,000,000.00	$65,000,000.00	$120,000,000.00	$230,000,000.00	$174,660,000.00	$50,832,000.00	$21,508,000.00	$782,000,000.00

Note balance at beginning of Due Period	18,277,719.42	65,000,000.00	120,000,000.00	230,000,000.00	174,660,000.00	50,832,000.00	21,508,000.00	$680,277,719.42

Principal Distributable Amount	18,277,719.42	314,829.76	581,224.17	—	—	—	—	19,173,773.35
Amounts otherwise distributable to Class B that
have been distributed to Class A	—	—	—	—	—	—	—	—
Amounts otherwise distributable to Class C that
have been distributed to Class A or Class B	—	—	—	—	—	—	—
Mandatory Redemption Amount	—	—	—	—	—	—	—	—
Note Principal Carryover Shortfall	—	—	—	—	—	—	—	—
Total principal paid	18,277,719.42	314,829.76	581,224.17	—	—	—	—	19,173,773.35

Note balance at end of Due Period	$(0.00)	$64,685,170.24	$119,418,775.83	$230,000,000.00	$174,660,000.00	$50,832,000.00	$21,508,000.00	$661,103,946.07

Note factor at begininning of Due Period	0.1523143	1.0000000	1.0000000	1.0000000	1.0000000	1.0000000	1.0000000
Note factor at end of Due Period	0.0000000	0.9951565	0.9951565	1.0000000	1.0000000	1.0000000	1.0000000

III. NOTE INTEREST DISTRIBUTABLE CALCULATION

		Interest Carryover				Note Monthly	Interest Carryover
	Note Balance	Shortfall			Interest	Interest	Shortfall	Note Interest
	at Beginning of	at Beginning of	Interest		Accrual	Distributable	at End of	Distributable
Class	Due Period	Due Period	Rate	Days	Basis	Amount	Due Period	Amount
A-1	$18,277,719.42	$—	5.5942%	31	ACT/360	$88,047.94	$—	$88,047.94
A-2a	65,000,000.00	—	5.3400%	30	30/360	289,250.00	—	289,250.00
A-2b	120,000,000.00	—	3.37125%	31	ACT/360	348,362.50	—	348,362.50
A-3	230,000,000.00	—	3.47125%	31	ACT/360	687,500.35	—	687,500.35
A-4	174,660,000.00	—	5.5200%	30	30/360	803,436.00	—	803,436.00
B	50,832,000.00	—	6.0400%	30	30/360	255,854.40	—	255,854.40
C	21,508,000.00	—	6.9100%	30	30/360	123,850.23	—	123,850.23
Totals	$680,277,719.42	$—				$2,596,301.42	$—	$2,596,301.42

IV. CALCULATION OF AVAILABLE MONIES AND DISTRIBUTIONS

Available Monies:
Principal collections on Contracts during Due Period	$15,135,503.58
Interest collections on Contracts during Due Period	6,092,336.80
Net Liquidation Proceeds	1,254,591.88
Aggregate of Purchase Price for Contracts required to be purchased by Seller or Servicer	1,496,702.18
Advances made by Servicer	—
Amounts paid by Seller in connection with the optional repurchase of the Contracts	839,132.08
Carrying Charges from the Interest Reserve Account	—
Mandatory Redemption amount	—
Investment Earnings - Collection Account	77,387.81
Investment Earnings - Interest Reserve Account	77,253.12

Total Available Monies		24,972,907.45

Distribution of Available Monies in order of priority:
Mandatory Redemption amount to the Noteholders	—
Return of previous month’s Advances made by Servicer	1,088,757.45
Monthly Servicing Fee to the Servicer, including any unpaid Servicing Fees	566,898.10
Monthly Indenture Trustee Fee, including any unpaid Indenture Trustee Fees	1,275.52
Net Swap Payments to the Swap Counterparty	518,989.93
Class A Note Interest Distributable Amount	2,216,596.79
Senior Swap Termination Payment to the Swap Counterparty	—
First Priority Principal Distributable Amount to Class A	—
Class B Note Interest Distributable Amount	255,854.40
Second Priority Principal Distributable Amount to Class B	—
Class C Note Interest Distributable Amount	123,850.23
Class A Note Principal Distributable Amount	19,173,773.35
Class B Note Principal Distributable Amount	—
Class C Note Principal Distributable Amount	—
Subordinated Swap Termination Payment to the Swap Counterparty

Total distribution of fees, interest and principal	23,945,995.77

Excess Amounts (Shortfall)		1,026,911.68

Amount withdrawn from Reserve Fund to cover Shortfall	—

Excess Amounts to Reserve Fund	1,026,911.68
Excess Amounts to Certificateholder	—

Total distribution of Available Monies		$24,972,907.45

V. ACCOUNT BALANCE INFORMATION

Calculation of Specified Reserve Fund Balance:
The greater of:
a) 1.50% of the Principal Balance of the Contracts at the end of the Due Period	$9,916,559.19
b) 1.00% of the aggregate initial note balance	7,820,000.00
c) If Reserve Fund Trigger Event has occurred, 6.00% of the Principal Balance of the Contracts at the end of the Due Period	39,666,236.76
Specified Reserve Fund Balance		$9,916,559.19

Reserve Fund balance at beginning of Due Period		$10,204,165.79

Additions to Reserve Fund:
Additional deposit - Subsequent Reserve Fund Amount deposit	—
Additional deposit - Excess Amounts to Reserve Fund	—
Investment Earnings - Reserve Fund	42,033.40

Total additions		42,033.40

Withdrawals from Reserve Fund:
Amount withdrawn to cover Shortfall	—
Excess Reserve Fund balance to Servicer	329,640.00

Total withdrawals		329,640.00

Reserve Fund balance at end of Due Period		$9,916,559.19

Yield Supplement Account balance at beginning of Due Period	$21,969,399.84

Yield Supplement Withdrawal Amount for Distribution Date	$1,254,591.88

Yield Supplement Account balance at end of Due Period	$20,714,807.96

VI. CONTRACT PERFORMANCE INFORMATION

	Number of months since Closing Date			7
	Trigger Status? Yes or No			No

				% of Principal Balance
Monthly Losses		Number of		at beginning of Due
		Contracts	Amount	Period
	Principal Balance of Liquidated Contracts for the Due Period	247	$4,035,660.29	0.593%

	Less:
	Net Liquidation Proceeds for the Due Period	170	1,496,702.18	0.220%

	Net Liquidation Losses for the Due Period		2,538,958.11	0.373%

	Annualized Net Liquidation Losses (Loss Ratio)			4.479%

Average Loss Ratio	Annualized Net Liquidation Losses (Loss Ratio) - current Distribution Date		4.479%
	Annualized Net Liquidation Losses (Loss Ratio) - prior Distribution Date		4.334%
	Annualized Net Liquidation Losses (Loss Ratio) - second prior Distribution Date		1.696%
	Three-month Average Loss Ratio		3.503%

	Exceeds Reserve Fund Trigger Event threshold? Yes or No		No

	Months	Trigger Threshold
	1-24	4.000%
	25 or greater	3.750%

Cumulative Losses		Number of		% of Initial Principal
		Contracts	Amount	Balance
	Cumulative Liquidated Contracts	646	10,474,430.08	1.339%
	Cumulative Net Liquidation Proceeds	461	3,985,932.10	0.510%
	Cumulative Net Liquidation Losses		6,488,497.98	0.830%

	Average net loss (amount of cumulative Net Liquidation Losses/ number of cumulative Liquidated Contracts)		10,044.11

Cumulative Loss Ratio	Cumulative Loss Ratio		0.830%

	Exceeds Reserve Fund Trigger Event threshold? Yes or No		No

	Months	Trigger Threshold%
	1-12	1.750%
	13-24	2.750%
	25-36	3.750%
	37 or greater	4.000%

Delinquencies	Days	Number of		Delinquent Interest	% of Principal Balance at
	Delinquent	Contracts	Principal Balance	Amount	Beginning of Due Period
	30-59	1,009	$15,092,499.77	$268,859.49	2.219%
	60-89	390	5,956,770.52	198,035.65	0.876%
	90-119	240	3,660,899.35	180,185.00	0.538%
	120+	180	2,721,110.31	192,051.94	0.400%
	Totals	1,819	$27,431,279.95	$839,132.08	4.032%

	60+ Delinquency Amount	810	$12,338,780.18		1.814%

Average Delinquency Ratio	Delinquency Ratio - current Distribution Date		1.814%
	Delinquency Ratio - prior Distribution Date		2.123%
	Delinquency Ratio - second prior Distribution Date		2.038%
	Three-month Average Delinquency Ratio		1.992%

	Exceeds Reserve Fund Trigger Event threshold? Yes or No		No

	Months	Trigger Threshold%
	1-12	2.500%
	13-24	3.000%
	25-36	3.500%
	37 or greater	4.000%

VIII. ADDITIONAL CONTRACT INFORMATION

	Beginning of	End of
Contract Data	Due Period	Due Period
Number of Contracts	46,983	46,232
Principal Balance of Contracts	680,277,719.42	661,103,946.07
Weighted average original term	73.27	73.32
Weighted average remaining term	66.41	65.40
Weighted average age	6.86	7.92
One month prepayments (ABS)	1.38%	1.54%
Weighted average Contract Rate	10.77%	10.76%

	Principal Balance	% of Principal Balance at
Contract Rate	of Contracts	End of Due Period
0.000% - 5.000%	$142,247,372.31	21.52%
5.001% - 10.000%	195,061,606.42	29.51%
10.001% - 15.000%	191,408,362.23	28.95%
15.001% - 20.000%	92,774,179.24	14.03%
20.001% or greater	39,612,425.87	5.99%

Advances made by Servicer in current Due Period		$839,132.08
Unreimbursed Advances due to Servicer		1,088,757.45
Number of Contracts purchased by Seller or Servicer		—
Principal Balance of Contracts purchased by Seller or Servicer		—
Purchase Price of Contracts purchased by Seller or Servicer		—
Any Senior Swap Termination Payments remaining unpaid		—
Any Subordinated Swap Termination Payments remaining unpaid		—

VIII. OTHER INFORMATION FOR NOTEHOLDERS

1.	Information regarding material changes to the definition or determination of delinquencies, charge-offs and uncollectible accounts:

None

2.

Information regarding any material modifications, extensions or waivers to contract terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time:

None

3.	Information regarding material breaches of contract representations or warranties or transaction covenants:

None

4.	Information regarding any new issuance of asset-backed securities backed by the same contracts:

None

5.

Information regarding any contract changes (other than in connection with a contract converting into cash in accordance with its terms), such as additions or removals in connection with a prefunding period, including any material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool of contracts:

Not applicable

6.	During the pre-funding period, if applicable, information regarding originators, pool contracts or significant obligors pursuant to Item 1121(b) of Regulation AB:

Not applicable

7.	Information regarding material changes to derivatives used within the transaction structure, including the counterparty, the operation and material terms of the derivatives instruments:

None

HARLEY-DAVIDSON CREDIT CORP.

CERTIFICATE OF SERVICING OFFICER

The undersigned certifies that he is the Vice President, Treasurer, Acting Chief Financial Officer and Assistant Secretary of Harley-Davidson Credit Corp., a Nevada corporation, (the “Servicer”), and that as such he is duly authorized to execute and deliver this certificate on behalf of the Servicer pursuant to Section 9.02 of the Sale and Servicing Agreement (the “Agreement”) dated as of August 15, 2007 by and among Harley-Davidson Customer Funding Corp., as Trust Depositor, the Servicer and The Bank Of New York Trust Company, N.A., as Trustee of Harley-Davidson Motorcycle Trust 2007-3 (all capitalized terms used herein without definition having the respective meanings specified in the Agreement), and further certifies that:

1.     The Monthly Report for the period from February 1, 2008 to February 29, 2008 attached to this certificate is complete and accurate in accordance with the requirements of Sections 9.01 and 9.02 of the Agreement; and

2.     As of the date hereof, no Event of Termination event that with notice or lapse of time or both would become an Event of Termination has occurred.

IN WITNESS WHEREOF, I have affixed hereunto my signature this 13th day of March, 2008.

HARLEY-DAVIDSON CREDIT CORP.

By:	/s/ Perry A. Glassgow
Perry A. Glassgow
Vice President, Treasurer, Acting Chief Financial Officer, and Assistant Secretary